united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018
Principal ($)				Fair Value
	SHORT-TERM INVESTMENTS - 61.2%
	U.S. TREASURY BILLS - 61.2%	Interest Rate ^	Maturity Date
19,100,000	United States Treasury Bill	0.00%	10/18/2018	$19,053,836
28,000,000	United States Treasury Bill	0.00%	10/25/2018	27,921,113
150,000,000	United States Treasury Bill	0.00%	11/1/2018	149,514,854
50,000,000	United States Treasury Bill	0.00%	11/23/2018	49,771,944
	TOTAL SHORT-TERM INVESTMENTS (Cost $246,237,334)			246,261,747

	TOTAL INVESTMENTS - 61.2% (Cost $246,237,334)			$246,261,747
	OTHER ASSETS LESS LIABILITIES - 38.8% (a)			156,383,227
	NET ASSETS - 100.0%			$402,644,974

(a) Includes unrealized gain/loss on derivative contracts.
^ Zero Coupon Bond.
+ A portion of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2018
Open Long Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
118	3 Mo Euro (Euribor)	Dec-19	$34,366,183	$16,579
149	AEX Index (Amsterdam)	Sep-18	19,354,094	(121,451)
134	Brent Crude Palm Oil +	Nov-18	10,403,760	103,180
517	CAC 40 10 Euro Future	Sep-18	32,515,704	(12,886)
274	Cotton NO. 2 +	Dec-18	11,264,140	(504,865)
137	DJIA Mini E-CBOT	Sep-18	17,801,780	457,770
344	Emin Russel 2000	Sep-18	29,938,320	929,660
255	Euro Buxl Future	Sep-18	53,048,663	237,019
1,603	Euro BOBL Future	Sep-18	246,658,425	(446,417)
677	Euro Bund Future	Sep-18	128,606,172	386,588
2,667	Euro Schatz	Sep-18	347,526,881	(46,751)
63	Frozen Concentrated OJ +	Nov-18	1,459,553	(10,162)
375	FTSE 100 Index	Sep-18	36,185,074	(1,180,522)
50	Gasoline Future +	Feb-19	1,431,213	25,814
164	Gasoline RBOB +	Oct-18	13,755,336	412,738
235	ICE ECX Carbon Emission +	Dec-18	5,766,485	3,623,902
33	Kerosene Future +	Feb-19	1,029,864	54,357
168	LME Nickel Future +	Dec-18	12,924,576	(871,920)
151	Low SU Gasoline +	Oct-18	10,449,200	739,900
34	Lumber Future +	Nov-18	1,540,132	(32,615)
1,294	Mill Wheat Euro +	Dec-18	15,469,734	23,726
954	MSCI Taiwan Index	Sep-18	39,352,500	295,740
93	Nasdaq 100 E-Mini	Sep-18	14,249,925	808,356
808	Nikkei 225 Mini	Sep-18	16,657,690	279,064
120	NY Harbor Future +	Oct-18	11,305,224	713,000
2,618	OMXS30 Index	Sep-18	47,494,760	1,491,552
123	S&P Midcap 400 Emini	Sep-18	25,160,880	444,645
269	S&P/TSX 60 IX Future	Sep-18	39,819,303	200,215
120	S&P 500 E-Mini Future	Sep-18	17,412,600	682,200
1,416	SGX Nifty 50 Index	Sep-18	33,216,528	(191,787)
279	SPI 200 Index Future	Sep-18	31,799,402	1,171,214
148	WTI Crude Future +	Oct-18	10,330,400	759,240
147	WTI Crude Future +	Oct-18	10,260,600	591,200
Net Unrealized Appreciation from Open Long Futures Contracts				$11,028,283
+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2018
Open Short Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
(1,706)	90Day Euro$ Future	Dec-19	$(413,896,925)	$558,387
(458)	Coffee Robusta +	Nov-18	(6,874,580)	449,160
(307)	Coffee 'C' Future +	Dec-18	(11,719,725)	754,069
(156)	Copper Future +	Dec-18	(10,416,900)	(187,300)
(1,444)	Corn Future +	Dec-18	(26,353,000)	983,288
(999)	Crude Palm Oil Future +	Nov-18	(13,661,954)	(248,623)
(270)	Euro-BTP Future	Sep-18	(38,533,058)	349,615
(166)	Gold 100oz +	Dec-18	(20,031,220)	582,660
(531)	Gold +	Jun-19	(20,529,350)	245,664
(607)	Lean Hogs +	Oct-18	(12,243,190)	1,744,150
(384)	Live Cattle +	Oct-18	(16,707,840)	(166,270)
(272)	LME Lead Future +	Dec-18	(14,138,900)	(632,672)
(39)	LME Tin Future +	Dec-18	(3,701,100)	(81,272)
(107)	LME Zinc Future +	Dec-18	(6,564,450)	(299,734)
(416)	Platinum Future +	Oct-18	(16,371,680)	1,566,240
(296)	Red Wheat Future +	Dec-18	(8,861,500)	704,625
(175)	Silver Future +	Dec-18	(12,737,375)	138,250
(383)	Soybean Future +	Nov-18	(16,153,025)	2,620,787
(822)	Soybean Meal Future +	Dec-18	(25,251,840)	132,210
(723)	Soybean Oil Future +	Dec-18	(12,480,426)	896,916
(921)	US 2 Year Note (CBT)	Dec-18	(194,661,985)	(158,298)
(656)	US 5 Year Note (CBT)	Dec-18	(74,389,375)	(123,547)
(702)	US 10 Year Note (CBT)	Dec-18	(84,426,469)	(186,469)
(254)	US Long Bond	Dec-18	(36,631,563)	(92,219)
(225)	TOCOM Platinum +	Jun-19	(2,874,262)	131,135
(128)	TOCOM Rubber +	Jan-19	(995,626)	(15,173)
(413)	White Sugar (ICE) +	Oct-18	(6,729,835)	354,460
(850)	World Sugar #11 +	Oct-18	(10,091,200)	2,084,880
Net Unrealized Appreciation from Open Short Futures Contracts				$12,104,919

	Net Unrealized Appreciation from Open Futures Contracts			$23,133,202

+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
August 31, 2018

As of August 31, 2018, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:
Settlement Date	Currency Units to Receive/Deliver		In Exchange For		Counterparty	Unrealized Appreciation/ (Depreciation)

9/19/2018	3,000,000	AUD	2,244,240	USD	Jefferies Financial Services, Inc.	$ (74,676)
9/19/2018	2,300,000	BRL	586,585	USD	Jefferies Financial Services, Inc.	(29,509)
9/19/2018	68,400,000	BRL	16,549,722	USD	Jefferies Financial Services, Inc.	17,225
9/19/2018	131,502,084	CAD	137,200,000	AUD	Jefferies Financial Services, Inc.	1,664,887
9/19/2018	3,125,000	CHF	3,182,443	USD	Jefferies Financial Services, Inc.	54,054
9/19/2018	46,500,000	CHF	5,348,941,500	JPY	Jefferies Financial Services, Inc.	(143,822)
9/19/2018	5,210,311,050	JPY	46,500,000	CHF	Jefferies Financial Services, Inc.	(1,108,061)
9/19/2018	2,700,000	NZD	1,850,850	USD	Jefferies Financial Services, Inc.	(59,431)
9/19/2018	18,625,580	USD	70,700,000	BRL	Jefferies Financial Services, Inc.	1,501,558
9/19/2018	32,200,000	USD	275,939,832	SEK	Jefferies Financial Services, Inc.	1,953,344
9/19/2018	69,838,129	USD	68,125,000	CHF	Jefferies Financial Services, Inc.	(717,508)
9/19/2018	11,200,000	USD	157,548,160	ZAR	Jefferies Financial Services, Inc.	475,023
9/19/2018	58,287,937	USD	79,400,000	AUD	Jefferies Financial Services, Inc.	866,815
9/19/2018	50,010,680	USD	74,000,000	NZD	Jefferies Financial Services, Inc.	912,520
9/19/2018	80,231,781	USD	9,000,000,000	JPY	Jefferies Financial Services, Inc.	(1,041,513)
9/19/2018	32,204,520	USD	2,140,000,000	RUB	Jefferies Financial Services, Inc.	495,708
9/19/2018	52,252,147	USD	40,875,000	GBP	Jefferies Financial Services, Inc.	(916,256)
9/19/2018	38,400,000	USD	325,986,048	NOK	Jefferies Financial Services, Inc.	(610,514)
9/19/2018	149,256,800	ZAR	11,200,000	USD	Jefferies Financial Services, Inc.	(1,039,452)
9/19/2018	15,899,281	USD	66,300,000	BRL	Jefferies Financial Services, Inc.	(24,126)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						$ 2,176,266

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of August 31, 2018 categorized by risk exposure:

Risk Exposure Category	Unrealized Appreciation/ (Depreciation)
Foreign exchange contracts	$2,176,266
Commodity contracts	17,384,945
Interest rate contracts	494,487
Equity contracts	5,253,770
Total	$25,309,468

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.
A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Longboard Managed Futures Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$-	$246,261,747	$-	$246,261,747
Open Future Contracts	23,133,202	-	-	23,133,202
Forward Foreign Currency Exchange Contracts	-	2,176,266	-	2,176,266
Total	$23,133,202	$248,438,013	$-	$271,571,215

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.
Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at August 31, 2018	% of Fund Net Assets at August 31, 2018
LFL-CFC	8/15/12	$70,366,882	17.48%

 Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

The value of the derivative instruments outstanding as of August 31, 2018, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$219,914,705	$37,722,863	$(11,375,821)	$26,347,042

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018

Principal ($)				Fair Value
	SHORT-TERM INVESTMENTS - 60.4%
	U.S. TREASURY BILLS - 60.4%	Interest Rate ^	Maturity Date
6,500,000	United States Treasury Bill	0.00%	10/18/2018	$ 6,484,290
2,500,000	United States Treasury Bill	0.00%	11/15/2018	2,489,831
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,973,283)			8,974,121

		TOTAL INVESTMENT - 60.4% (Cost $8,973,283)		$ 8,974,121
		OTHER ASSETS LESS LIABILITIES - 39.6% (a)		5,878,460
	NET ASSETS - 100.0%			$ 14,852,581

(a) Includes unrealized appreciation on swap contract.
^ Zero Coupon Bond.

SWAP CONTRACTS

SWAP
Notional Value at August 31, 2018	Description	Counterparty	Variable Rate Received	Maturity Date	Unrealized Appreciation
18,378,259	Longboard USD Swap	Scotiabank	1m Libor + 40 bps on Longs; 1m Libor – (35-50bps) for General Collateral Shorts	2/26/2020	$1,622,636
	Total Net Unrealized Appreciation on Financial Index Swap Contract				$1,622,636

Additional Information — Total Return Basket Swaps *
The following table represents the top 50 individual positions and related values within the total return basket swap as of August 31, 2018. *
REFERENCE
ENTITY	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Aerospace/Defense
Rockwell Collins, Inc.	400	$ 54,380	$ (798)
United Technologies Corp.	400	52,680	(948)
			(1,746)
Apparel
VF Corp.	600	55,278	7,768

Chemicals
Air Products & Chemicals, Inc.	320	53,213	1,021

Commercial Services
Booz Allen Hamilton Holding Corp.	1,000	51,160	12,360
Moody's Corp.	302	53,762	1,217
Rollins, Inc.	900	54,072	7,007
			20,584
Computers
Accenture PLC	321	54,271	1,673
Jack Henry & Associates, Inc.	404	64,010	13,431
Synopsys, Inc.	500	51,070	7,604
			22,708
Diversified Financial Services
American Express Co.	800	43,040	(1,560)
Intercontinental Exchange, Inc.	2,800	43,456	1,960
Ladder Capital Corp.	400	48,568	2,908
			3,308

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018
ENTITY	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Electric
Evergy, Inc.	900	$ 51,345	$ 4,105
NextEra Energy, Inc.	316	53,752	3,564
			7,669
Electrical Component & Equipment
AMETEK, Inc.	600	43,818	(3,222)
Emerson Electric Co.	600	42,504	(1,614)
			(4,836)
Electronics
PerkinElmer, Inc.	600	55,458	8,978

Environmental Control
Republic Services, Inc.	700	51,352	4,240
Waste Management, Inc.	600	54,540	2,987
			7,227
Food
Sysco Corp.	700	52,374	9,247

Healthcare-Products
Becton Dickinson and Co.	200	52,374	7,368
Medtronic PLC	600	57,846	7,480
QIAGEN NV	1337	52,103	5,860
			20,708
Healthcare-Services
Anthem, Inc.	200	52,946	1,638
Encompass Health Corp.	700	57,113	15,335
IQVIA Holdings, Inc.	400	50,836	10,848
			27,821
Household Products/Wares
Church & Dwight Co., Inc.	900	50,922	2,991

Insurance
Aflac, Inc.	1105	51,095	1,415
Brown & Brown, Inc.	1700	51,816	5,565
Marsh & McLennan Cos, Inc.	600	50,778	(89)
Navigators Group, Inc.	800	56,000	7,782
RLI Corp.	700	53,879	7,384
			22,057
Media
FactSet Research Systems, Inc.	240	55,054	4,619

Miscellaneous Manufacture
AptarGroup, Inc.	500	52,355	6,481
Danaher Corp.	500	51,770	1,499
			7,980
Pharmaceuticals
Abbott Laboratories	800	53,472	4,632
Eli Lilly & Co.	500	52,825	9,830
Pfizer, Inc.	1300	53,976	5,753
			20,215
Real Estate Investment Trusts (REITS)
Agree Realty Corp.	900	51,363	7,375
Alexandria Real Estate Equities, Inc.	400	51,340	1,614
Medical Properties Trust, Inc.	3,400	51,170	3,565
PennyMac Mortgage Investment Trust	2600	51,948	5,617
Ryman Hospitality Properties, Inc.	600	53,238	9,288
Sun Communities, Inc.	500	51,590	7,105
			34,564

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018
ENTITY	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Retail
Dunkin' Brands Group, Inc.	700	$ 51,023	6,120
TJX Cos, Inc.	500	$ 54,985	12,681
			18,801
Software
Microsoft Corp.	500	56,165	7,571
MSCI, Inc.	300	54,078	7,961
			15,532
Open Short Positions
Exchange Traded Funds
iShares Russell 2000 ETF	106,000	18,340,120	(1,509,780)
SPDR S&P 500 ETF Trust	16,000	4,644,960	(218,365)
SPDR S&P MidCap 400 ETF Trust	11,700	4,358,133	(247,377)
			(1,975,522)

* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

(a) Notional value represents the market value (including any fees or commissions) of the positions when they are established.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board") .  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2018 for the Fund’s assets and liabilities measured at fair value:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Longboard Long/Short Fund
Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$-	$8,974,121	$-	$8,974,121
Swap Contract	-	1,622,636	-	1,622,636
Total	$-	$10,596,757	$-	$10,596,757

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2018 for the Fund’s assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/30/2018

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 10/30/2018